Commitments and Contingencies - Assets held under capital leases are included in Property and equipment, net on the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 305,804	$ 292,874
Accumulated depreciation	(265,180)	(229,785)
Net property and equipment	40,624	63,089
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Gross property and equipment	11,380	10,677
Accumulated depreciation	(7,285)	(5,204)
Net property and equipment	$ 4,095	$ 5,473